Other financial information (Tables)	6 Months Ended
Jun. 30, 2025
Other financial information
Schedule of commitments given and received

In thousands of euros	Dec. 31, 2024	June 30, 2025
CRO (1)	156,870	181,617
CMO	5,332	5,810
Lease	6,570	5,622
Others	18,476	27,132
Total commitments given	187,248	220,180
Agreements concerning the provision of facilities	326	354
Total commitments received	326	354

(1)Including CRO with Pharmaceutical Research Associates B.V.

Schedule of maturity analysis of financial liabilities

June 30, 2025		Between 1 and	Between 3 and
(in thousands of euros)	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings and related derivatives	2,966	58,580	1,780	—
Accrued interest payable on loans	8	2,163	—	—
Lease liabilities	2,608	1,405	—	—
Royalty certificates liabilities	—	1,383	21,225	399,865
Trade payables	34,703	—	—	—
Other miscellaneous payables	4,611	—	—	—
Total debt	44,896	63,531	23,005	399,865

Dec. 31, 2024		Between 1 and	Between 3 and
In thousands of euros	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings	3,275	39,252	2,002	668
Accrued interest payable on loans	73	1,816	—	—
Lease liabilities	2,642	2,330	4	—
Royalty certificates liabilities	—	—	—	422,472
Trade payables	32,862	—	—	—
Other miscellaneous payables	331	—	—	—
Total debt	39,184	43,398	2,006	423,140